Subsequent Events and Other Matters (Q2) (Details) - Class B-1 Units [Member] - shares		1 Months Ended	2 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Aug. 31, 2023
Subsequent Event [Abstract]
Number of units granted (in shares)		351
Subsequent Event [Member]
Subsequent Event [Abstract]
Number of units granted (in shares)	415		64